RESTRICTED CASH (Details Narrative) - USD ($)	Nov. 30, 2021	Nov. 30, 2020	Dec. 01, 2019	Nov. 30, 2019
Restricted cash and cash equivalents	$ 53,937	$ 0	$ 506,179	$ 0
Deposit certificate				$ 506,179